Research Expenses (Details) - Schedule of Research Expenses - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Research Expenses [Abstract]
Product research and development expenses	$ 276,057	$ 665,035